CERTAMX

1-32635

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05069290

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

November 14, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RECD S.E.C.
NOV 14 2005
1080

Dear Mr. Johnson:

This is to certify that on September 30, 2005 the American Stock Exchange LLC (the "Exchange") received from Henry Birks & Sons Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Class A Voting Shares

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
NOV 15 2005 E
THOMSON
FINANCIAL

cc: Herbert Scholl